Weighted-Average Assumptions used to Determine Benefit Obligations (Detail)	Mar. 31, 2012		Mar. 31, 2011
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.90%		2.10%
Rate of compensation increase		[1]		[1]
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Discount rate	4.70%		5.20%
Rate of compensation increase	3.50%		3.50%

[1]	Substantially all of Sony's Japanese pension plans were point-based. Point-based plans do not incorporate a measure of compensation rate increases.